Condensed Statements of Changes in Stockholders' Equity (Unaudited) - USD ($)	Total	Additional Paid-In Capital	Retained Earnings (Accumulated Deficit)	Class A Common Stock	Class B Common Stock
Balance (in Shares) at Dec. 28, 2020				0	0
Issuance of Class B common stock to Sponsors	$ 25,000	$ 24,137			$ 863
Issuance of Class B common stock to Sponsors , (in Shares)					8,625,000
Net income (loss)	(10,400)		$ (10,400)
Balance at Dec. 31, 2020	14,600	24,137	(10,400)		$ 863
Balance (in Shares) at Dec. 31, 2020				0	8,625,000
Sale of shares in initial public offering, less allocation to derivative warrant liabilities, gross	331,372,501	331,369,051		$ 3,450
Sale of shares in initial public offering, less allocation to derivative warrant liabilities, gross (in Shares)				34,500,000
Offering costs	(18,376,636)	(18,376,636)
Common stock subject to possible redemption	(312,973,330)	(312,970,200)		$ (3,130)
Common stock subject to possible redemption (in Shares)				(31,297,333)
Net income (loss)	4,962,873		4,962,873
Balance at Mar. 31, 2021	5,000,008	46,352	4,952,473	$ 320	$ 863
Balance (in Shares) at Mar. 31, 2021				3,202,667	8,625,000
Balance at Dec. 31, 2020	14,600	24,137	(10,400)		$ 863
Balance (in Shares) at Dec. 31, 2020				0	8,625,000
Balance at Jun. 30, 2021	5,000,007	5,602,376	(603,605)	$ 373	$ 863
Balance (in Shares) at Jun. 30, 2021				3,730,461	8,625,000
Balance at Mar. 31, 2021	5,000,008	46,352	4,952,473	$ 320	$ 863
Balance (in Shares) at Mar. 31, 2021				3,202,667	8,625,000
Offering costs	278,137	278,137
Common stock subject to possible redemption	5,277,940	5,277,887		$ 53
Common stock subject to possible redemption (in Shares)				527,794
Net income (loss)	(5,556,078)		(5,556,078)
Balance at Jun. 30, 2021	$ 5,000,007	$ 5,602,376	$ (603,605)	$ 373	$ 863
Balance (in Shares) at Jun. 30, 2021				3,730,461	8,625,000